Acquisitions/Dispositions - Schedule of Supplemental Pro Forma Information (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Acquisitionsdispositions - Schedule Of Supplemental Pro Forma Information Details
Revenue	$ 2,890	$ 8,323	$ 4,124
Net loss	$ (6,470)	$ (12,043)	$ (7,561)
Loss per common share - basic and diluted	$ 0.00	$ (0.04)	$ (0.08)